S000083701 [Member] Performance Management - DoubleLine Fortune 500 Equal Weight ETF	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s investment results can be obtained at no charge by calling (855) 937-0772 or by visiting the Fund’s website at www.doubleline.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund.
Performance Additional Market Index [Text]	The Barclays Fortune 500 Equal Weighted Total Return Index takes the Fortune 500 list, which consists of the 500 largest companies in the United States based on revenue, and excludes (1) private companies (i.e., those without publicly-listed equity securities) and those with equity securities not listed on the NYSE or NASDAQ; (2) and companies with listed equity securities that do not meet a minimum liquidity threshold or minimum listing period requirements; (3) companies incorporated outside the U.S.; (4) U.S. companies owned or controlled by other companies, domestic or foreign, that file with a government agency; and (5) companies that failed to report full financial statements for at least three quarters of the current fiscal year. The constituents of the Barclays Fortune 500 Equal Weighted Total Return Index are equally weighted. The S&P 500 Equal Weight Index is the equal-weight version of the widely used S&P 500 Index. The S&P 500 Equal Weight Index includes the same constituents as the capitalization-weighted parent index, but each company in the S&P 500 Equal Weight Index is allocated a fixed weight, or 0.2% of the index, at each quarterly rebalance.
Bar Chart Closing [Text Block]
During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s shares were:

Highest:	6.89%	Quarter ended: 6/30/2025
Lowest:	-1.45%	Quarter ended: 3/31/2025
The year‑to‑date total return for the Fund as of December 31, 2025 was 14.27%.

Performance Table Heading	Average Annual Total Returns (for the period ended December 31, 2025)
Performance Table Narrative
The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual U.S. federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. The Barclays Fortune 500 Equal Weighted Total Return Index takes the Fortune 500 list, which consists of the 500 largest companies in the United States based on revenue, and excludes (1) private companies (i.e., those without publicly-listed equity securities) and those with equity securities not listed on the NYSE or NASDAQ; (2) and companies with listed equity securities that do not meet a minimum liquidity threshold or minimum listing period requirements; (3) companies incorporated outside the U.S.; (4) U.S. companies owned or controlled by other companies, domestic or foreign, that file with a government agency; and (5) companies that failed to report full financial statements for at least three quarters of the current fiscal year. The constituents of the Barclays Fortune 500 Equal Weighted Total Return Index are equally weighted. The S&P 500 Equal Weight Index is the equal-weight version of the widely used S&P 500 Index. The S&P 500 Equal Weight Index includes the same constituents as the capitalization-weighted parent index, but each company in the S&P 500 Equal Weight Index is allocated a fixed weight, or 0.2% of the index, at each quarterly rebalance. It is not possible to invest directly in an index.

Performance Table Uses Highest Federal Rate	The Fund’s after-tax returns as shown in the above table are calculated using the historical highest applicable individual U.S. federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax-advantaged account, such as a 401(k) plan or an individual retirement account, after-tax returns shown are not relevant to your investment.
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor.
Performance Availability Website Address [Text]	www.doubleline.com
Performance Availability Phone [Text]	(855) 937-0772
DoubleLine Fortune 500 Equal Weight ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date total return
Bar Chart, Year to Date Return	14.27%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	6.89%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(1.45%)
Lowest Quarterly Return, Date	Mar. 31, 2025